Investment Strategy - Defiance Drone and Modern Warfare ETF	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Index seeks to track the performance of companies that are publicly traded on recognized global exchanges in developed markets and generate significant revenue from the drone and modern warfare industry. Each Index constituent must be a company that derives at least 50% of its total revenue, from one or a combination of the advanced capability areas within the drone and modern warfare industry: military and commercial drones; unmanned aerial systems; artificial intelligence (“AI”)-driven warfare and military information technology; unmanned surface, ground, and underwater systems; electronic and communication warfare solutions; intelligence, surveillance, reconnaissance (“ISR”); space and defense infrastructure, military satellites and missile solutions; military cybersecurity; military robotics; and electric vertical take-off and landing (eVTOL) aircraft and related advanced air mobility solutions (each, a “Drone and Modern Warfare Company”). The companies included in the Index are screened semi-annually from the universe of globally-listed stocks by BITA GmbH (“BITA” or the “Index Provider”). Companies identified by BITA’s screening process are then screened for investibility, including a minimum market capitalization of US $100 million and minimum liquidity thresholds.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in Drone and Modern Warfare Companies (as defined above). For purposes of this 80% policy, securities of Drone and Modern Warfare Companies may be publicly traded or privately issued. The Fund may invest in privately issued securities directly or indirectly by investing in special purpose vehicles (“SPVs”) that hold the securities of a single private Drone and Modern Warfare Company.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index in the same approximate proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest in securities or other investments not included in the Index, but which the Fund’s sub-adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
In addition, the Fund may invest up to 15% of its net assets in privately issued securities of Drone and Modern Warfare Companies, held either directly or through interests in single-asset SPVs sponsored by unaffiliated third parties. The Adviser does not currently expect the Fund’s aggregate investment in privately issued securities to exceed, at the time of purchase, approximately 5% of the Fund’s net assets, with 15% representing an outside limit rather than a target allocation (the “Private Sleeve”). Privately issued securities held by the Fund will generally be selected by the Adviser, in its discretion, from among Drone and Modern Warfare Companies that, in the Adviser’s reasonable judgment at the time of acquisition, would satisfy the eligibility criteria for inclusion in the Index if such companies’ equity securities were publicly listed. Where the Fund invests through an SPV, the SPV interest will be acquired only where the Fund is able to participate as a passive investor and where the SPV’s governing documents are negotiated to provide for the orderly distribution of the underlying securities upon a qualifying liquidity event (such as an initial public offering of the underlying issuer). Such investments will be valued at fair value in accordance with the Fund’s valuation policies and procedures and are expected to be treated as illiquid investments under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”). There is no guarantee that the Adviser will have access to or invest, directly or indirectly, in privately issued securities.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Adviser expects that the Index, and consequently the Fund, will generally be concentrated in the securities of the aerospace and defense industry and have significant exposure to the industrials sector.
The Fund may also engage in securities lending as part of the Fund’s principal investment strategy.
Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.